UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2018

Item 1. Reports to Stockholders.

Fuller & Thaler
Behavioral Small-Cap Equity Fund

Fuller & Thaler
Behavioral Small-Cap Growth Fund

Fuller & Thaler
Behavioral Mid-Cap Value Fund

Annual Report
September 30, 2018

411 Borel Avenue, Suite 300
San Mateo, CA 94402
(888) 912-4562

Fuller & Thaler Funds

Annual Report Commentary

September 30, 2018

For the 12-month period ended September 30, 2018, the Institutional Shares of the Fuller & Thaler Behavioral Small-Cap Equity Fund returned 10.59%. The fund underperformed its U.S. small-cap equity benchmark, the Russell 2000® Index, over that period.

The Fuller & Thaler Behavioral Small-Cap Growth Fund commenced operations on December 21, 2017. For the since inception period ended September 30, 2018, the Institutional Shares of the Fuller & Thaler Behavioral Small-Cap Growth Fund returned 34.65%. The fund significantly outperformed its U.S. small-cap growth benchmark, the Russell 2000® Growth Index, over that period.

The Fuller & Thaler Behavioral Mid-Cap Value Fund commenced operations on December 21, 2017. For the since inception period ended September 30, 2018, the Institutional Shares of the Fuller & Thaler Behavioral Mid-Cap Value Fund returned 2.80%. The fund underperformed its U.S. mid-cap value benchmark, the Russell Mid-Cap® Value Index, over that period.

On average, our behavioral process delivers returns through stock selection. In general, we aim to deliver portfolios with similar sector composition and risk characteristics to that of each benchmark, but we will deviate when stock-specific opportunities arise.

Our investment process is based on decades of research into behavioral finance. Our very own Dr. Richard Thaler won the 2017 Nobel Prize® in Economics for his research on behavioral finance.

Behavioral finance is the study of how investors actually behave, as opposed to how they should behave, when making investment decisions. Professional investors are human, and like all humans, they make mistakes. Investors make mistakes because they have emotions, use imperfect rules-of-thumb, and have priorities beyond risk and return. We look for those mistakes. We predict when other investors – the “market” – have likely made a behavioral mistake, and in turn, have created a buying opportunity.

There are two kinds of mistakes that produce buying opportunities: over-reaction and under reaction. Other investors may over-react to bad news and losses (e.g., panic). Or investors may underreact to good news (e.g., not pay attention). At the individual stock level, we search for events that suggest this type of investor misbehavior. If these behaviors are present, we then analyze fundamentals. In summary, if an investor mistake is likely and the company has solid fundamentals – we buy the stock.

Our value strategies buy when others have likely over-reacted to bad news. Our growth strategies buy when others have likely under-reacted to good news. Our blend strategies combine both insights.

While investors make mistakes in asset classes of all types and sizes, we believe they make even more mistakes in small and mid-cap stocks. Why? Small and mid-cap stocks receive less attention, making mistakes even more likely. Furthermore, there are more small and mid-cap stocks than large-cap stocks – providing more opportunity. Our funds deliver similar risk characteristics to their benchmarks. We believe our behavioral insights provide us with an opportunity to outperform.

Overall, our funds have outperformed since inception. Looking forward, we see many opportunities. We believe our unique, behaviorally-driven investment process will continue to identify these opportunities and allow our fund to outperform both our peers and our benchmark.

Nobel Prize® is a trademark of the Nobel Foundation.

Investment Results (Unaudited)

Average Annual Total Returns* as of September 30, 2018

	One Year	Three Year	Five Year	Since Inception (9/8/11)
Fuller & Thaler Behavioral Small-Cap Equity Fund
R6 Shares	10.68%	18.16%	14.34%	17.31%
Investor Shares	10.35%	17.79%	13.99%	16.94%
Institutional Shares	10.59%	17.99%	14.18%	17.15%
Russell 2000® Index(a)	15.24%	17.12%	11.07%	15.06%

	Expense Ratios(b)
	R6 Shares	Investor Shares	Institutional Shares
Gross	1.32%	1.67%	1.41%
With Applicable Waivers	0.82%	1.27%	0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”) distributions or the redemption of Small-Cap Equity Fund shares. Current performance of the Small-Cap Equity Fund may be lower or higher than the performance quoted. The Small-Cap Equity Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Cap Equity Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Prior to October 26, 2015, the performance reflected represents that of a series of Allianz Funds Multi-Strategy Trust for which Fuller & Thaler Asset Management, Inc. (the “Advsier”) served as the sole sub-adviser (“the Predecessor Fund”) (see Note 1).

(a)	The Russell 2000® Index (“Russell 2000”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Cap Equity Fund’s portfolio. The Russell 2000 measures the performance of the small cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000® Index and represents approximately 10% of total market capitalization of that index. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Small-Cap Equity Fund’s most recent prospectus dated December 20, 2017. The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses so that total annual operating expenses, excluding interest, taxes, brokerage fees and commission, other extraordinary expense not incurred in the ordinary course of the Small-Cap Equity Fund’s business and indirect expenses such as acquired fund fees and expenses, do not exceed 0.80%, 1.25% and 0.97% for R6 Shares, Investor Shares, and Institutional Shares, respectively, of the Small-Cap Equity Fund’s average daily net assets through January 31, 2019. Additional information pertaining to the Small-Cap Equity Fund’s expense ratios as of September 30, 2018 can be found on the financial highlights.

The Small-Cap Equity Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The Small-Cap Equity Fund’s prospectus contains this and other important information about the Small-Cap Equity Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Cap Equity Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Total Returns* as of September 30, 2018

Since Inception (12/21/17)
Fuller & Thaler Behavioral Small-Cap Growth Fund
R6 Shares	34.75%
Investor Shares	34.40%
Institutional Shares	34.65%
Russell 2000® Growth Index(a)	15.20%

	Expense Ratios(b)
	R6 Shares	Investor Shares	Institutional Shares
Gross	1.26%	1.71%	1.46%
With Applicable Waivers	0.90%	1.24%	0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”) distributions or the redemption of Small-Cap Growth Fund shares. Current performance of the Small-Cap Growth Fund may be lower or higher than the performance quoted. The Small-Cap Growth Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Small-Cap Growth Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell 2000® Growth Index (“Russell 2000 Growth”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Small-Cap Growth Fund’s portfolio. Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Small-Cap Growth Fund’s most recent prospectus dated December 20, 2017. The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses so that total annual operating expenses, excluding interest, taxes, brokerage fees and commission, other extraordinary expense not incurred in the ordinary course of the Small-Cap Growth Fund’s business and indirect expenses such as acquired fund fees and expenses, do not exceed 0.90%, 1.24% and 0.99% for R6 Shares, Investor Shares, and Institutional Shares, respectively, of the Small-Cap Growth Fund’s average daily net assets through January 31, 2019. Additional information pertaining to the Small-Cap Growth Fund’s expense ratios as of September 30, 2018 can be found on the financial highlights.

The Small-Cap Growth Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small-Cap Growth Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Small-Cap Growth Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Total Returns* as of September 30, 2018

Since Inception (12/21/17)
Fuller & Thaler Behavioral Mid-Cap Value Fund
R6 Shares	2.80%
Investor Shares	2.50%
Institutional Shares	2.80%
Russell Midcap® Value Index(a)	3.44%

	Expense Ratios(b)
	R6 Shares	Investor Shares	Institutional Shares
Gross	1.22%	1.67%	1.42%
With Applicable Waivers	0.80%	1.14%	0.89%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”) distributions or the redemption of Mid-Cap Value Fund shares. Current performance of the Mid-Cap Value Fund may be lower or higher than the performance quoted. The Mid-Cap Value Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 912-4562.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Mid-Cap Value Fund’s returns reflect any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower. Total returns for periods less than 1 year are not annualized.

(a)	The Russell Midcap® Value Index (“Russell Midcap Value”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Mid-Cap Value Fund’s portfolio. The Russell Midcap Value measures the performance of those Russell Midcap companies with lower price/book ratios and lower forecasted growth values. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The expense ratios are from the Mid-Cap Value Fund’s most recent prospectus dated December 20, 2017. The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses so that total annual operating expenses, excluding interest, taxes, brokerage fees and commission, other extraordinary expense not incurred in the ordinary course of the Mid-Cap Value Fund’s business and indirect expenses such as acquired fund fees and expenses, do not exceed 0.80%, 1.14% and 0.89% for R6 Shares, Investor Shares, and Institutional Shares, respectively, of the Mid-Cap Value Fund’s average daily net assets through January 31, 2019. Additional information pertaining to the Mid-Cap Value Fund’s expense ratios as of September 30, 2018 can be found on the financial highlights.

The Mid-Cap Value Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Mid-Cap Value Fund and may be obtained by calling (888) 912-4562. Please read it carefully before investing.

The Mid-Cap Value Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Comparison of the Growth of a $1,000,000 Investment in the Fuller & Thaler Behavioral Small-Cap Equity Fund - R6 Shares and the Russell 2000® Index.

The chart above assumes an initial investment of $1,000,000 made on September 8, 2011 (commencement of operations) and held through September 30, 2018. THE SMALL-CAP EQUITY FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Small-Cap Equity Fund’s distributions or the redemption of the Small-Cap Equity Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Small-Cap Equity Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (888) 912-4562. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Small-Cap Equity Fund before investing. The Small-Cap Equity Fund’s prospectus contains this and other information about the Small-Cap Equity Fund, and should be read carefully before investing.

Prior to October 26, 2015, the performance reflected represents that of the Allianz Funds Multi-Strategy Trust for which the Adviser served as the sole sub-adviser (see Note 1). Visit www.fullerthalerfunds.com for more current performance information.

The Small-Cap Equity Fund is distributed by Unified Financial Securities, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Comparison of the Growth of a $1,000,000 Investment in the Fuller & Thaler Behavioral Small-Cap Growth Fund - R6 Shares and the Russell 2000® Growth Index.

The chart above assumes an initial investment of $1,000,000 made on December 21, 2017 (commencement of operations) and held through September 30, 2018. THE SMALL-CAP GROWTH FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Small-Cap Growth Fund’s distributions or the redemption of the Small-Cap Growth Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Small-Cap Growth Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (888) 912-4562. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Small-Cap Growth Fund before investing. The Small-Cap Growth Fund’s prospectus contains this and other information about the Small-Cap Growth Fund, and should be read carefully before investing. Visit www.fullerthalerfunds.com for more current performance information.

The Small-Cap Growth Fund is distributed by Unified Financial Securities, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Comparison of the Growth of a $1,000,000 Investment in the Fuller & Thaler Behavioral Mid-Cap Value Fund - R6 Shares and the Russell MidCap® Value Index.

The chart above assumes an initial investment of $1,000,000 made on December 21, 2017 (commencement of operations) and held through September 30, 2018. THE MID-CAP VALUE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Mid-Cap Value Fund’s distributions or the redemption of the Mid-Cap Value Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Mid-Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (888) 912-4562. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Mid-Cap Value Fund before investing. The Mid-Cap Value Fund’s prospectus contains this and other information about the Mid-Cap Value Fund, and should be read carefully before investing. Visit www.fullerthalerfunds.com for more current performance information.

The Mid-Cap Value Fund is distributed by Unified Financial Securities, LLC, Member FINRA/SIPC.

Portfolio Illustration (Unaudited)

September 30, 2018

Fuller & Thaler Behavioral Small-Cap Equity Fund Holdings as of September 30, 2018.*

Fuller & Thaler Behavioral Small-Cap Growth Fund Holdings as of September 30, 2018.*

*	As a percentage of net assets.

Portfolio Illustration (Unaudited)

September 30, 2018

Fuller & Thaler Behavioral Mid-Cap Value Fund Holdings as of September 30, 2018.*

*	As a percentage of net assets.

Availability of Portfolio Schedules (Unaudited)

The Funds will file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov.

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments

September 30, 2018

Shares		Fair Value
COMMON STOCKS — 93.37%

	Auto Components — 2.49%
72,900	Cooper-Standard Holdings, Inc.(a)	$8,746,542
451,700	Tenneco, Inc.	19,034,638
		27,781,180
	Banks — 8.86%
538,900	BancorpSouth Bank	17,622,030
258,700	Bank of N.T. Butterfield & Son Ltd. (The)	13,416,182
74,836	Farmers National Banc Corporation	1,144,991
102,900	Financial Institutions, Inc.	3,231,060
57,314	First Citizens BancShares, Inc., Class A	25,921,976
537,100	Hancock Whitney Corporation	25,539,105
154,700	TowneBank	4,772,495
261,000	TriState Capital Holdings, Inc.(a)	7,203,600
		98,851,439
	Building Products — 6.85%
315,800	Advanced Drainage Systems, Inc.	9,758,220
402,700	Continental Building Products, Inc.(a)	15,121,385
147,900	Masonite International Corporation(a)	9,480,390
840,729	NCI Building Systems, Inc.(a)	12,737,044
381,842	Trex Company, Inc.(a)	29,394,198
		76,491,237
	Capital Markets — 0.91%
113,600	Hamilton Lane, Inc., Class A	5,030,208
93,577	Moelis & Company, Class A	5,128,020
		10,158,228
	Chemicals — 2.61%
47,500	KMG Chemicals, Inc.	3,589,100
62,900	Koppers Holdings, Inc.(a)	1,959,335
301,700	Trinseo S.A.	23,623,110
		29,171,545
	Commercial Services & Supplies — 0.80%
244,556	SP Plus Corporation(a)	8,926,294

	Construction & Engineering — 3.13%
487,800	Comfort Systems USA, Inc.	27,511,920
221,600	Quanta Services, Inc.(a)	7,397,008
		34,908,928
	Electric Utilities — 0.64%
155,500	Portland General Electric Company	7,092,355

	Electronic Equipment, Instruments & Components — 4.39%
154,300	Control4 Corporation(a)	5,297,119
1,119,582	Jabil, Inc.	30,318,281
621,400	TTM Technologies, Inc.(a)	9,886,474
93,800	Vishay Precision Group, Inc.(a)	3,508,120
		49,009,994
	Equity Real Estate Investment Trusts (REITs) — 5.82%
1,016,500	Armada Hoffler Properties, Inc.	15,359,315
158,000	City Office REIT, Inc.	1,993,960
193,180	CorEnergy Infrastructure Trust, Inc.	7,259,704
264,901	Franklin Street Properties Corporation	2,116,559
186,100	InfraREIT, Inc.	3,936,015
277,600	OUTFRONT Media, Inc.	5,538,120
287,400	Select Income REIT	6,305,556
946,900	Xenia Hotel & Resorts, Inc.	22,441,530
		64,950,759
	Food Products — 0.27%
42,300	John B. Sanfilippo & Son, Inc.	3,019,374

	Health Care Equipment & Supplies — 0.98%
386,713	Lantheus Holdings, Inc.(a)	5,781,359
41,600	Masimo Corporation(a)	5,180,864
		10,962,223
	Health Care Providers & Services — 3.89%
152,800	Amedisys, Inc.(a)	19,093,888
76,200	Chemed Corporation	24,351,996
		43,445,884
	Hotels, Restaurants & Leisure — 2.35%
830,757	Ruth's Hospitality Group, Inc.	26,210,383

10	See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)

September 30, 2018

Shares		Fair Value
COMMON STOCKS — (continued)

	Household Products — 1.48%
498,444	Central Garden & Pet Company, Class A(a)	$16,518,434

	Industrial Conglomerates — 1.50%
366,714	Raven Industries, Inc.	16,777,166

	Insurance — 3.41%
108,500	James River Group Holdings Ltd.	4,624,270
167,889	Kemper Corporation	13,506,670
165,008	Primerica, Inc.	19,891,714
		38,022,654
	Internet Software & Services — 3.70%
944,288	Blucora, Inc.(a)	38,007,592
242,011	QuinStreet, Inc.(a)	3,284,089
		41,291,681
	IT Services — 4.42%
746,400	Convergys Corporation	17,719,536
165,200	CoreLogic, Inc.(a)	8,162,532
442,139	CSG Systems International, Inc.	17,747,459
41,200	EPAM Systems, Inc.(a)	5,673,240
		49,302,767
	Leisure Products — 0.83%
99,800	Johnson Outdoors, Inc., Class A	9,280,402

	Life Sciences Tools & Services — 5.98%
966,500	Bruker Corporation	32,329,425
466,900	Medpace Holdings, Inc.(a)	27,971,979
57,900	PRA Health Sciences, Inc.(a)	6,380,001
		66,681,405
	Machinery — 1.04%
240,000	Spartan Motors, Inc.	3,540,000
202,800	Terex Corporation	8,093,748
		11,633,748
	Marine — 0.65%
1,124,204	Costamare, Inc.	7,296,084

	Media — 1.46%
129,100	AMC Networks, Inc., Class A(a)	8,564,494
299,300	MSG Networks, Inc., Class A(a)	7,721,940
		16,286,434
	Metals & Mining — 0.95%
1,064,000	Gold Resource Corporation	5,468,960
117,100	Worthington Industries, Inc.	5,077,456
		10,546,416
	Mortgage Real Estate Investment Trusts (REITs) — 0.37%
263,700	Invesco Mortgage Capital, Inc.	4,171,734

	Multi-Utilities — 0.15%
33,300	Unitil Corporation	1,694,970

	Oil, Gas & Consumable Fuels — 0.57%
658,000	W&T Offshore, Inc.(a)	6,343,120

	Paper & Forest Products — 1.28%
538,746	Louisiana-Pacific Corporation	14,271,382

	Pharmaceuticals — 1.44%
374,450	Phibro Animal Health Corporation, Class A	16,063,905

	Professional Services — 3.10%
77,895	CRA International, Inc.	3,911,887
257,088	FTI Consulting, Inc.(a)	18,816,271
314,500	Kforce, Inc.	11,825,200
		34,553,358
	Real Estate Management & Development — 1.34%
284,700	Marcus & Millichap, Inc.(a)	9,881,937
54,225	RMR Group, Inc. (The), Class A	5,032,080
		14,914,017
	Road & Rail — 3.80%
347,500	Landstar System, Inc.	42,395,000

See accompanying notes which are an integral part of these financial statements.	11

Fuller & Thaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)

September 30, 2018

Shares		Fair Value
COMMON STOCKS — (continued)

	Semiconductors & Semiconductor Equipment — 0.29%
112,100	SMART Global Holdings, Inc.(a)	$3,221,754

	Software — 0.99%
313,900	Progress Software Corporation	11,077,531

	Specialty Retail — 7.22%
938,550	DSW, Inc., Class A	31,798,074
417,000	Murphy USA, Inc.(a)	35,636,820
276,500	Sally Beauty Holdings, Inc.(a)	5,084,835
190,300	Sleep Number Corporation(a)	6,999,234
6,300	Winmark Corporation	1,045,800
		80,564,763
	Thrifts & Mortgage Finance — 1.02%
86,801	Federal Agricultural Mortgage Corporation, Class C	6,265,296
160,100	Washington Federal, Inc.	5,123,200
		11,388,496
	Trading Companies & Distributors — 2.39%
212,200	Applied Industrial Technologies, Inc.	16,604,650
256,200	Rush Enterprises, Inc., Class A	10,071,222
		26,675,872
	Total Common Stocks (Cost $955,188,341)	1,041,952,916

MONEY MARKET FUNDS — 6.43%
71,783,969	Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.99%(b)	71,783,969
	Total Money Market Funds (Cost $71,783,969)	71,783,969
	Total Investments — 99.80% (Cost $1,026,972,310)	1,113,736,885
	Other Assets in Excess of Liabilities — 0.20%	2,176,843
	NET ASSETS — 100.00%	$1,115,913,728

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2018.

12	See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments

September 30, 2018

Shares		Fair Value
COMMON STOCKS — 93.89%

	Aerospace & Defense — 2.77%
5,150	Axon Enterprise, Inc.(a)	$352,415

	Biotechnology — 9.25%
12,100	ACADIA Pharmaceuticals, Inc.(a)	251,196
5,250	Emergent BioSolutions, Inc.(a)	345,608
3,600	Sarepta Therapeutics, Inc.(a)	581,435
		1,178,239
	Building Products — 1.66%
2,920	Simpson Manufacturing Company, Inc.	211,583

	Commercial Services & Supplies — 1.86%
12,800	Steelcase, Inc., Class A	236,800

	Consumer Finance — 5.09%
6,395	Enova International, Inc.(a)	184,176
13,450	EZCORP, Inc., Class A(a)	143,915
3,600	Green Dot Corporation, Class A(a)	319,752
		647,843
	Diversified Consumer Services — 2.68%
3,025	Grand Canyon Education, Inc.(a)	341,220

	Energy Equipment & Services — 1.81%
23,350	Helix Energy Solutions Group, Inc.(a)	230,698

	Health Care Equipment & Supplies — 11.04%
5,864	Cardiovascular Systems, Inc.(a)	229,517
1,775	Inogen, Inc.(a)	433,312
4,850	Quidel Corporation(a)	316,075
8,900	STAAR Surgical Company(a)	427,199
		1,406,103
	Health Care Providers & Services — 4.06%
2,050	Amedisys, Inc.(a)	256,168
4,050	BioTelemetry, Inc.(a)	261,023
		517,191
	Hotels, Restaurants & Leisure — 10.42%
4,200	BJ's Restaurants, Inc.	303,240
4,035	Dave & Buster's Entertainment, Inc.	267,198
6,980	Eldorado Resorts, Inc.(a)	339,227
6,000	Penn National Gaming, Inc.(a)	197,520
7,450	PlayAGS, Inc.(a)	219,552
		1,326,737
	Internet & Direct Marketing Retail — 1.13%
38,000	Groupon, Inc.(a)	143,260

	Internet Software & Services — 11.34%
4,100	Cargurus, Inc.(a)	228,329
7,050	Etsy, Inc.(a)	362,229
5,100	Five9, Inc.(a)	222,819
16,150	Hortonworks, Inc.(a)	368,381
7,100	SendGrid, Inc.(a)	261,209
		1,442,967
	Leisure Products — 1.94%
10,150	Callaway Golf Company	246,544

	Life Sciences Tools & Services — 1.65%
3,500	Medpace Holdings, Inc.(a)	209,685

	Machinery — 3.93%
3,100	Chart Industries, Inc.(a)	242,823
6,665	Navistar International Corporation(a)	256,603
		499,426
	Media — 4.10%
5,400	World Wrestling Entertainment, Inc., Class A	522,342

	Oil, Gas & Consumable Fuels — 1.27%
3,800	Delek US Holdings, Inc.	161,234

	Professional Services — 1.82%
3,170	FTI Consulting, Inc.(a)	232,012

	Semiconductors & Semiconductor Equipment — 5.54%
22,850	Advanced Micro Devices, Inc.(a)	705,837

See accompanying notes which are an integral part of these financial statements.	13

Fuller & Thaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)

September 30, 2018

Shares		Fair Value
COMMON STOCKS — (continued)

	Software — 2.98%
2,750	Take-Two Interactive Software, Inc.(a)	$379,473

	Technology Hardware, Storage & Peripherals — 1.71%
8,400	Pure Storage, Inc., Class A(a)	217,980

	Textiles, Apparel & Luxury Goods — 1.77%
1,900	Deckers Outdoor Corporation(a)	225,302

	Trading Companies & Distributors — 2.30%
17,700	NOW, Inc.(a)	292,935

	Wireless Telecommunication Services — 1.77%
6,445	Boingo Wireless, Inc.(a)	224,931

	Total Common Stocks (Cost $9,969,347)	11,952,757

MONEY MARKET FUNDS — 6.02%
766,690	Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.99%(b)	766,690
	Total Money Market Funds (Cost $766,690)	766,690
	Total Investments — 99.91% (Cost $10,736,037)	12,719,447
	Other Assets in Excess of Liabilities — 0.09%	11,040
	NET ASSETS — 100.00%	$12,730,487

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2018.

14	See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments

September 30, 2018

Shares		Fair Value
COMMON STOCKS — 97.92%

	Aerospace & Defense — 2.60%
15,750	Arconic, Inc.	$346,658

	Banks — 7.45%
3,850	Commerce Bancshares, Inc.	254,177
12,700	First Horizon National Corporation	219,202
10,450	KeyCorp	207,851
1,895	M&T Bank Corporation	311,803
		993,033
	Building Products — 1.84%
7,000	Johnson Controls International PLC	245,000

	Chemicals — 4.19%
1,450	Celanese Corporation, Series A	165,300
370	Sherwin-Williams Company (The)	168,428
3,150	W.R. Grace & Company	225,099
		558,827
	Commercial Services & Supplies — 1.72%
3,150	Republic Services, Inc.	228,879

	Consumer Finance — 1.72%
7,375	Synchrony Financial	229,215

	Containers & Packaging — 6.11%
3,400	Berry Plastics Group, Inc.(a)	164,526
9,450	Crown Holdings, Inc.(a)	453,600
14,000	Graphic Packaging Holding Company	196,140
		814,266
	Electric Utilities — 4.51%
4,950	Alliant Energy Corporation	210,721
2,750	Edison International	186,120
2,575	Pinnacle West Capital Corporation	203,889
		600,730
	Electrical Equipment — 1.34%
2,250	AMETEK, Inc.	178,020

	Energy Equipment & Services — 1.48%
11,550	Patterson-UTI Energy, Inc.	197,621

	Equity Real Estate Investment Trusts (REITs) — 8.63%
1,140	American Tower Corporation, Class A	165,642
19,550	Brixmor Property Group, Inc.	342,320
47,900	Colony Capital, Inc., Class A	291,711
1,000	Public Storage	201,630
12,250	Retail Properties of America, Inc., Class A	149,328
		1,150,631
	Food Products — 3.85%
2,685	Ingredion, Inc.	281,817
2,250	J.M. Smucker Company (The)	230,873
		512,690
	Health Care Providers & Services — 6.29%
1,350	Centene Corporation(a)	195,453
4,800	Henry Schein, Inc.(a)	408,144
1,350	Laboratory Corporation of America Holdings(a)	234,468
		838,065
	Hotels, Restaurants & Leisure — 2.32%
7,190	Aramark	309,314

	Household Durables — 3.18%
11,500	Newell Brands, Inc.	233,450
1,600	Whirlpool Corporation	190,000
		423,450
	Industrial Conglomerates — 0.90%
405	Roper Technologies, Inc.	119,965

	Insurance — 7.48%
6,500	Assured Guaranty Ltd.	274,494
1,185	Everest Re Group Ltd.	270,737
230	Markel Corporation(a)	273,353
2,050	Torchmark Corporation	177,715
		996,299
	IT Services — 2.03%
4,100	Amdocs Ltd.	270,518

See accompanying notes which are an integral part of these financial statements.	15

Fuller & Thaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)

September 30, 2018

Shares		Fair Value
COMMON STOCKS — (continued)

	Machinery — 3.33%
3,850	Donaldson Company, Inc.	$224,300
1,190	Snap-on, Inc.	218,484
		442,784
	Multi-Line Retail — 4.04%
2,625	Dollar General Corporation	286,912
3,090	Dollar Tree, Inc.(a)	251,990
		538,902
	Multi-Utilities — 1.65%
4,500	CMS Energy Corporation	220,500

	Oil, Gas & Consumable Fuels — 5.80%
5,275	Anadarko Petroleum Corporation	355,587
8,900	Antero Resources Corporation(a)	157,619
1,490	Pioneer Natural Resources Company	259,543
		772,749
	Professional Services — 2.81%
6,150	Nielsen Holdings PLC	170,109
1,700	Verisk Analytics, Inc.(a)	204,935
		375,044
	Road & Rail — 1.99%
2,345	Kansas City Southern	265,642

	Software — 1.45%
3,850	Verint Systems, Inc.(a)	192,885

	Specialty Retail — 6.64%
1,475	Advance Auto Parts, Inc.	248,287
4,500	CarMax, Inc.(a)	336,014
865	O'Reilly Automotive, Inc.(a)	300,432
		884,733
	Technology Hardware, Storage & Peripherals — 0.84%
3,950	NCR Corporation(a)	112,220

	Trading Companies & Distributors — 1.73%
5,400	HD Supply Holdings, Inc.(a)	231,066

	Total Common Stocks (Cost $12,796,877)	13,049,706

MONEY MARKET FUNDS — 1.76%
234,340	Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.99%(b)	234,340
	Total Money Market Funds (Cost $234,340)	234,340
	Total Investments — 99.68% (Cost $13,031,217)	13,284,046
	Other Assets in Excess of Liabilities — 0.32%	42,454
	NET ASSETS — 100.00%	$13,326,500

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2018.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

16	See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Assets and Liabilities

September 30, 2018

	Fuller & Thaler Behavioral Small-Cap Equity Fund	Fuller & Thaler Behavioral Small-Cap Growth Fund	Fuller & Thaler Behavioral Mid-Cap Value Fund
Assets
Investments in securities at fair value (cost $1,026,972,310, $10,736,037 and $13,031,217)	$1,113,736,885	$12,719,447	$13,284,046
Cash	—	—	1,895
Receivable for fund shares sold	1,732,230	22,051	29,800
Receivable for investments sold	3,424,432	—	—
Dividends receivable	1,286,571	3,725	19,904
Deferred offering costs	—	2,551	2,551
Receivable from Adviser	—	8,162	9,028
Prepaid expenses	100,532	11,802	16,658
Total Assets	1,120,280,650	12,767,738	13,363,882
Liabilities
Payable for investments purchased	2,977,061	—	—
Payable for fund shares redeemed	401,354	140	—
Payable to Adviser	532,907	—	—
Accrued 12b-1 fees - Investor Shares	74,855	127	159
Accrued administrative service fees - Investor Shares	32,667	11	25
Accrued administrative service fees - Institutional Shares	147,002	2,023	1,909
Accrued legal fees	2,083	2,083	2,083
Payable to auditors	21,700	21,700	21,700
Payable to Administrator	51,292	5,146	5,146
Other accrued expenses	126,001	6,021	6,360
Total Liabilities	4,366,922	37,251	37,382
Net Assets	$1,115,913,728	$12,730,487	$13,326,500

See accompanying notes which are an integral part of these financial statements.	17

Fuller & Thaler Funds
Statements of Assets and Liabilities (continued)

September 30, 2018

	Fuller & Thaler Behavioral Small-Cap Equity Fund	Fuller & Thaler Behavioral Small-Cap Growth Fund	Fuller & Thaler Behavioral Mid-Cap Value Fund
Net Assets consist of:
Paid-in capital	$1,031,905,157	$11,009,968	$13,023,051
Accumulated earnings	84,008,571	1,720,519	303,449
Net Assets	$1,115,913,728	$12,730,487	$13,326,500
R6 Shares:
Net Assets	$55,160,201	$2,992,653	$2,360,773
Shares outstanding (unlimited number of shares authorized, no par value)	2,061,481	111,049	114,809
Net asset value, offering and redemption price per share	$26.76	$26.95	$20.56
Investor Shares:
Net Assets	$144,856,003	$481,003	$344,446
Shares outstanding (unlimited number of shares authorized, no par value)	5,494,870	17,896	16,803
Net asset value, offering and redemption price per share	$26.36	$26.88	$20.50
Institutional Shares:
Net Assets	$915,897,524	$9,256,831	$10,621,281
Shares outstanding (unlimited number of shares authorized, no par value)	34,499,400	343,704	516,703
Net asset value, offering and redemption price per share	$26.55	$26.93	$20.56

18	See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Operations

For the period ended September 30, 2018

	Fuller & Thaler Behavioral Small-Cap Equity Fund	Fuller & Thaler Behavioral Small-Cap Growth Fund(a)	Fuller & Thaler Behavioral Mid-Cap Value Fund(a)
Investment Income:
Dividend income	$9,317,709	$13,713	$82,027
Total investment income	9,317,709	13,713	82,027
Expenses:
Investment Adviser	3,871,537	39,268	35,774
Administrative Services - Institutional Shares	520,925	2,895	2,928
Administration	293,352	16,876	16,876
12b-1 fees- Investor Shares	284,778	199	257
Administrative Services - Investor Shares	150,748	23	63
Registration	120,762	2,656	4,234
Report printing	113,631	5,438	5,623
Fund accounting	99,055	11,596	11,596
Transfer agent	60,994	19,489	19,489
Custodian	51,610	4,751	4,500
Audit and tax preparation	24,425	21,700	21,700
Legal	13,146	10,145	10,145
Trustee	9,492	7,437	7,466
Pricing	2,883	635	765
Offering	—	9,223	9,223
Organizational	—	7,125	7,125
Miscellaneous	132,894	12,652	12,988
Total expenses	5,750,232	172,108	170,752
Recoupment of prior expenses waived/reimbursed by Adviser	70,324	—	—
Fees contractually waived and expenses reimbursed by Adviser	(30,316)	(128,041)	(129,738)
Net operating expenses	5,790,240	44,067	41,014
Net investment income (loss)	3,527,469	(30,354)	41,013
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	(4,567,832)	(232,539)	9,512
Net change in unrealized appreciation of investment securities	65,964,173	1,983,410	252,829
Net realized and change in unrealized gain on investments	61,396,341	1,750,871	262,341
Net increase in net assets resulting from operations	$64,923,810	$1,720,517	$303,354

(a)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

See accompanying notes which are an integral part of these financial statements.	19

Fuller & Thaler Funds
Statements of Changes in Net Assets

	Fuller & Thaler Behavioral Small-Cap Equity Fund
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,527,469	$664,196
Net realized loss on investment securities transactions	(4,567,832)	(21,674)
Net change in unrealized appreciation (depreciation) of investment securities	65,964,173	20,060,434
Net increase in net assets resulting from operations	64,923,810	20,702,956
Distributions From Earnings:
R6 Shares(b)	(14,523)	(14,527)
Investor Shares(c)	(79,066)	(56,063)
Institutional Shares(d)	(689,675)	(58,034)
Total distributions	(783,264)	(128,624)
Capital Transactions:
R6 Shares(b):
Proceeds from shares sold	52,389,519	247,681
Reinvestment of distributions	14,523	14,527
Amount paid for shares redeemed	(3,549,671)	(531,371)
Total R6 Shares	48,854,371	(269,163)
Investor Shares(c):
Proceeds from shares sold	118,880,389	60,961,777
Reinvestment of distributions	66,724	31,779
Amount paid for shares redeemed	(41,736,564)	(14,978,940)
Total Investor Shares	77,210,549	46,014,616
Institutional Shares(d):
Proceeds from shares sold	793,552,447	162,256,005
Reinvestment of distributions	580,420	53,301
Amount paid for shares redeemed	(100,901,596)	(5,758,532)
Total Institutional Shares	693,231,271	156,550,774
Net increase in net assets resulting from capital transactions	819,296,191	202,296,227
Total Increase in Net Assets	883,436,737	222,870,559
Net Assets
Beginning of year	232,476,991	9,606,432
End of year	$1,115,913,728	$232,476,991

20	See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Small-Cap Equity Fund
	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017(a)
Share Transactions:
R6 Shares(b):
Shares sold	2,040,985	11,180
Shares issued in reinvestment of distributions	588	670
Shares redeemed	(134,335)	(24,920)
Total R6 Shares	1,907,238	(13,070)
Investor Shares(c):
Shares sold	4,790,070	2,811,839
Shares issued in reinvestment of distributions	2,736	1,484
Shares redeemed	(1,660,712)	(680,863)
Total Investor Shares	3,132,094	2,132,460
Institutional Shares(d):
Shares sold	31,347,924	7,301,493
Shares issued in reinvestment of distributions	23,782	2,477
Shares redeemed	(4,029,103)	(259,270)
Total Institutional Shares	27,342,603	7,044,700

See accompanying notes which are an integral part of these financial statements.	21

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Small-Cap Growth Fund	Fuller & Thaler Behavioral Mid-Cap Value Fund
	For the Period Ended September 30, 2018(e)	For the Period Ended September 30, 2018(e)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(30,354)	$41,013
Net realized gain (loss) on investment securities transactions	(232,539)	9,512
Net change in unrealized appreciation (depreciation) of investment securities	1,983,410	252,829
Net increase in net assets resulting from operations	1,720,517	303,354
Capital Transactions:
R6 Shares:
Proceeds from shares sold	3,231,018	3,293,787
Amount paid for shares redeemed	(1,040,070)	(995,571)
Total R6 Shares	2,190,948	2,298,216
Investor Shares:
Proceeds from shares sold	464,219	376,162
Amount paid for shares redeemed	(11,289)	(39,906)
Total Investor Shares	452,930	336,256
Institutional Shares:
Proceeds from shares sold	9,023,606	10,465,676
Amount paid for shares redeemed	(657,514)	(77,002)
Total Institutional Shares	8,366,092	10,388,674
Net increase in net assets resulting from capital transactions	11,009,970	13,023,146
Total Increase in Net Assets	12,730,487	13,326,500
Net Assets
Beginning of period	—	—
End of period	$12,730,487	$13,326,500

22	See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Statements of Changes in Net Assets (continued)

	Fuller & Thaler Behavioral Small-Cap Growth Fund	Fuller & Thaler Behavioral Mid-Cap Value Fund
	For the Period Ended September 30, 2018(e)	For the Period Ended September 30, 2018(e)
Share Transactions:
R6 Shares:
Shares sold	161,053	164,813
Shares redeemed	(50,004)	(50,004)
Total R6 Shares	111,049	114,809
Investor Shares:
Shares sold	18,360	18,784
Shares redeemed	(464)	(1,981)
Total Investor Shares	17,896	16,803
Institutional Shares:
Shares sold	369,518	520,459
Shares redeemed	(25,814)	(3,756)
Total Institutional Shares	343,704	516,703

(a)	The presentation of Distributions From Earnings has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended September 30, 2017, all distributions from earnings were from net investment income. As of September 30, 2017, accumulated undistributed net investment income was $617,927.
(b)	Institutional shares were renamed R6 shares on January 30, 2017.
(c)	A Shares were renamed Investor Shares on January 30, 2017.
(d)	Select Shares were renamed Institutional Shares on January 30, 2017.
(e)	For the period December 21, 2017 (commencement of operations) to September 30, 2018.

See accompanying notes which are an integral part of these financial statements.	23

Fuller & Thaler Behavioral Small-Cap Equity Fund – R6 Shares
Financial Highlights

Selected data for a share outstanding throughout each period.

	Years Ended September 30,			Period Ended September 30,		Years Ended November 30,
	2018	2017	2016	2015(a)		2014	2013
Net asset value, at beginning of period	$24.25	$18.97	$18.84	$25.83		$23.74	$19.10
Income from investment operations:
Net investment income(b)	0.18	0.18	0.25	0.25		0.31	0.30
Net realized and unrealized gain (loss) on investments	2.40	5.19	2.42	(0.96)		2.81	5.73
Total from investment operations	2.58	5.37	2.67	(0.71)		3.12	6.03
Distributions from:
Net investment income	(0.07)	(0.09)	(0.28)	(0.42)		(0.19)	(0.30)
Net realized gain	—	—	(2.26)	(5.86)		(0.84)	(1.09)
Total from distributions	(0.07)	(0.09)	(2.54)	(6.28)		(1.03)	(1.39)
Net asset value, at end of period	$26.76	$24.25	$18.97	$18.84		$25.83	$23.74
Total Return(c)	10.68%	28.35%	16.14%	(4.09	)%(d)	13.79%	34.02%

Ratios/Supplemental Data:
Net assets at end of period (thousands)	$55,160	$3,740	$3,174	$15,677		$74,044	$48,281
Before waiver or recoupment:
Ratio of expenses to average net assets	0.74%	1.30%	2.65%	0.99	%(e)(f)	0.76%	1.05%
After waiver or recoupment:
Ratio of expenses to average net assets	0.76%	0.75%	0.64%	0.55	%(e)(f)	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	0.71%	0.81%	1.33%	1.33	%(e)(f)	1.29%	1.44%
Portfolio turnover(g)	35%	26%	194%	108	%(d)	89%	64%

(a)	Fiscal year end changed from November 30th to September 30th.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Certain expenses incurred by the Small-Cap Equity Fund were not annualized.
(g)	Portfolio turnover is calculated on the basis on the fund as a whole without distinguishing among the classes of shares.

24	See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Equity Fund – Investor Shares
Financial Highlights

Selected data for a share outstanding throughout each period.

	Years Ended September 30,			Period Ended September 30,		Years Ended November 30,
	2018	2017	2016	2015(a)		2014	2013
Net asset value, at beginning of period	$23.91	$18.75	$18.70	$25.67		$23.72	$19.04
Income from investment operations:
Net investment income(b)	0.08	0.15	0.20	0.20		0.24	0.24
Net realized and unrealized gain (loss) on investments	2.39	5.09	2.38	(0.96)		2.79	5.73
Total from investment operations	2.47	5.24	2.58	(0.76)		3.03	5.97
Distributions from:
Net investment income	(0.02)	(0.08)	(0.27)	(0.35)		(0.24)	(0.20)
Net realized gain	—	—	(2.26)	(5.86)		(0.84)	(1.09)
Total from distributions	(0.02)	(0.08)	(2.53)	(6.21)		(1.08)	(1.29)
Net asset value, at end of period	$26.36	$23.91	$18.75	$18.70		$25.67	$23.72
Total Return(c)	10.35%	27.97%	15.74%	(4.33	)%(d)	13.43%	33.61%

Ratios/Supplemental Data:
Net assets at end of period (thousands)	$144,856	$56,500	$4,319	$853		$10,023	$8,607
Before waiver:
Ratio of expenses to average net assets	1.13%	1.65%	2.90%	1.27	%(e)(f)	1.02%	1.25%
After waiver:
Ratio of expenses to average net assets	1.10%	1.00%	0.89%	0.81	%(e)(f)	0.82%	0.83%
Ratio of net investment income to average net assets	0.32%	0.70%	1.32%	1.11	%(e)(f)	1.02%	1.09%
Portfolio turnover(g)	35%	26%	194%	108	%(d)	89%	64%

(a)	Fiscal year end changed from November 30th to September 30th.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Certain expenses incurred by the Small-Cap Equity Fund were not annualized.
(g)	Portfolio turnover is calculated on the basis on the fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.	25

Fuller & Thaler Behavioral Small-Cap Equity Fund – Institutional Shares
Financial Highlights

Selected data for a share outstanding throughout each period.

	Years Ended September 30,			Period Ended September 30,		Years Ended November 30,
	2018	2017	2016	2015(a)		2014	2013
Net asset value, at beginning of period	$24.07	$18.85	$18.77	$25.84		$23.74	$19.09
Income from investment operations:
Net investment income(b)	0.15	0.20	0.23	0.23		0.31	0.29
Net realized and unrealized gain (loss) on investments	2.39	5.11	2.38	(0.97)		2.78	5.71
Total from investment operations	2.54	5.31	2.61	(0.74)		3.09	6.00
Distributions from:
Net investment income	(0.06)	(0.09)	(0.27)	(0.47)		(0.15)	(0.26)
Net realized gain	—	—	(2.26)	(5.86)		(0.84)	(1.09)
Total from distributions	(0.06)	(0.09)	(2.53)	(6.33)		(0.99)	(1.35)
Net asset value, at end of period	$26.55	$24.07	$18.85	$18.77		$25.84	$23.74
Total Return(c)	10.59%	28.20%	15.86%	(4.21	)%(d)	13.64%	33.83%

Ratios/Supplemental Data:
Net assets at end of period (thousands)	$915,898	$172,238	$2,113	$100		$117	$17
Before waiver or recoupment:
Ratio of expenses to average net assets	0.84%	1.39%	2.75%	1.23	%(e)(f)	0.81%	1.20%
After waiver or recoupment:
Ratio of expenses to average net assets	0.86%	0.85%	0.74%	0.65	%(e)(f)	0.65%	0.65%
Ratio of net investment income to average net assets	0.59%	0.90%	1.70%	1.25	%(e)(f)	1.29%	1.42%
Portfolio turnover(g)	35%	26%	194%	108	%(d)	89%	64%

(a)	Fiscal year end changed from November 30th to September 30th.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Equity Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Certain expenses incurred by the Small-Cap Equity Fund were not annualized.
(g)	Portfolio turnover is calculated on the basis on the fund as a whole without distinguishing among the classes of shares.

26	See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Behavioral Small-Cap Growth Fund
Financial Highlights

Selected data for a share outstanding throughout the period.

	For the Period Ended September 30, 2018(a)
	R6 Shares		Investor Shares		Institutional Shares
Net asset value, at beginning of period	$20.00		$20.00		$20.00
Income from investment operations:
Net investment loss(b)	(0.11)		(0.18)		(0.14)
Net realized and unrealized gain on investments	7.06		7.06		7.07
Total from investment operations	6.95		6.88		6.93
Net asset value, at end of period	$26.95		$26.88		$26.93
Total Return(c)	34.75	%(d)	34.40	%(d)	34.65	%(d)

Ratios/Supplemental Data:
Net assets at end of period (thousands)	$2,993		$481		$9,257
Before waiver:
Ratio of expenses to average net assets	4.42	%(e)	4.77	%(e)	4.55	%(e)
After waiver:
Ratio of expenses to average net assets	0.90	%(e)	1.24	%(e)	0.99	%(e)
Ratio of net investment loss to average net assets	(0.60	)%(e)	(0.92	)%(e)	(0.70	)%(e)
Portfolio turnover(f)	71	%(d)	71	%(d)	71	%(d)

(a)	For the period December 21, 2017 (commencement of operations) through September 30, 2018.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Small-Cap Growth Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.	27

Fuller & Thaler Behavioral Mid-Cap Value Fund
Financial Highlights

Selected data for a share outstanding throughout the period.

	For the Period Ended September 30, 2018(a)
	R6 Shares		Investor Shares		Institutional Shares
Net asset value, at beginning of period	$20.00		$20.00		$20.00
Income from investment operations:
Net investment income(b)	0.13		0.10		0.14
Net realized and unrealized gain on investments	0.43		0.40		0.42
Total from investment operations	0.56		0.50		0.56
Net asset value, at end of period	$20.56		$20.50		$20.56
Total Return(c)	2.80	%(d)	2.50	%(d)	2.80	%(d)

Ratios/Supplemental Data:
Net assets at end of period (thousands)	$2,361		$344		$10,621
Before waiver:
Ratio of expenses to average net assets	4.29	%(e)	4.65	%(e)	4.41	%(e)
After waiver:
Ratio of expenses to average net assets	0.80	%(e)	1.14	%(e)	0.89	%(e)
Ratio of net investment income to average net assets	0.82	%(e)	0.65	%(e)	0.89	%(e)
Portfolio turnover(f)	0.44	%(d)	0.44	%(d)	0.44	%(d)

(a)	For the period December 21, 2017 (commencement of operations) through September 30, 2018.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Mid-Cap Value Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover is calculated on the basis on the fund as a whole without distinguishing among the classes of shares.

28	See accompanying notes which are an integral part of these financial statements.

Fuller & Thaler Funds
Notes to the Financial Statements

September 30, 2018

NOTE 1. ORGANIZATION

The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”) and the Fuller & Thaler Behavioral Mid-Cap Value Fund (the “Mid-Cap Value Fund”) (each a “Fund” and, collectively the “Funds”) were each organized as a diversified series of Capitol Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds’ investment adviser is Fuller & Thaler Asset Management, Inc. (the “Adviser” or “Fuller & Thaler”). The investment objective of each Fund is to seek long-term capital appreciation.

The Funds currently offer three share classes: R6 Shares, Investor Shares and Institutional Shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to each Fund and is entitled to such dividends and distributions out of income belonging to each Fund as are declared by the Board.

The Small-Cap Equity Fund is the accounting successor to a series of Allianz Funds Multi-Strategy Trust, which commenced operations on September 8, 2011, and for which the Adviser served as the sole sub-adviser (the “Predecessor Fund”). In a transaction that was consummated on October 23, 2015 (the “Reorganization”), the Small-Cap Equity Fund acquired the assets and liabilities of: the A, C, and D Classes of the Predecessor Fund (tickers- AZFAX, AZFCX, and AZFDX respectively), which became the Investor Shares (formerly, A Shares) of the Small-Cap Equity Fund; the Class P Shares of the Predecessor Fund (ticker AZFPX), which became the Institutional Shares (formerly, Select Shares) of the Small-Cap Equity Fund; and the Institutional Shares of the Predecessor Fund (ticker AZFIX), which became the R6 Shares (formerly, Institutional Shares) of the Small-Cap Equity Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Fuller & Thaler Funds
Notes to the Financial Statements (continued)

September 30, 2018

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments.

Federal Income Taxes – The Funds make no provision for federal income tax or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT

Fuller & Thaler Funds
Notes to the Financial Statements (continued)

September 30, 2018

distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

For the year ended September 30, 2018, the Funds made the following reclassifications to increase (decrease) the components of net assets, which were due to nondeductible excise taxes:

	Paid-in Capital	Accumulated Earnings
Small-Cap Equity Fund	$(940)	$940
Small-Cap Growth Fund	(2)	2
Mid-Cap Value Fund	(95)	95

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Fuller & Thaler Funds
Notes to the Financial Statements (continued)

September 30, 2018

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based

Fuller & Thaler Funds
Notes to the Financial Statements (continued)

September 30, 2018

on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2018:

	Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks *	$1,041,952,916	$—	$—	$1,041,952,916
Money Market Funds	71,783,969	—	—	71,783,969
Total	$1,113,736,885	$—	$—	$1,113,736,885

Small-Cap Growth Fund
Common Stocks *	$11,952,757	$—	$—	$11,952,757
Money Market Funds	766,690	—	—	766,690
Total	$12,719,447	$—	$—	$12,719,447

Mid-Cap Value Fund
Common Stocks *	$13,049,706	$—	$—	$13,049,706
Money Market Funds	234,340	—	—	234,340
Total	$13,284,046	$—	$—	$13,284,046

*	Refer to Schedules of Investments for industry classifications.

The Funds did not hold any investments during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Funds did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages each Fund’s investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.60%, 0.85% and 0.75% of the average daily net assets of the Small-Cap Equity Fund, the Small-Cap Growth Fund and the Mid-Cap Value Fund, respectively. For the period ended September 30, 2018, the Adviser earned fees of $3,871,537 from the Small-Cap Equity Fund, $39,268 from the Small-Cap Growth Fund and $35,774 from the Mid-Cap Value Fund before the waiver/reimbursements and recoupments described below. At September 30, 2018, the Small-Cap Equity Fund owed the Adviser $532,907, the Adviser owed the Small-Cap Growth Fund $8,162 and the Adviser owed the Mid-Cap Value Fund $9,028.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Funds business; and (v)

Fuller & Thaler Funds
Notes to the Financial Statements (continued)

September 30, 2018

indirect expenses such as acquired fund fees and expenses) do not exceed the following percentages of each Fund’s average daily net assets through January 31, 2019 (“Expense Limitation”): Small-Cap Equity Fund, 0.80%, 1.25% and 0.97% for R6 Shares, Investor Shares and Institutional Shares, respectively; Small-Cap Growth Fund, 0.90%, 1.24% and 0.99% for R6 Shares, Investor Shares and Institutional Shares, respectively; and Mid-Cap Value Fund, 0.80%, 1.14% and 0.89% for R6 Shares, Investor Shares and Institutional Shares, respectively. Prior to February 1, 2018, the Adviser contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Small-Cap Equity Fund’s business; and (v) indirect expenses such as acquired fund fees and expenses) did not exceed 0.80%, 1.05% and 0.90% for R6 Shares, Investor Shares and Institutional Shares, respectively, of the Small-Cap Equity Fund’s average daily net assets through January 31, 2018. During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation currently in effect and the Expense Limitation in place when the waiver/reimbursement occurred. This expense cap agreement may be terminated by the Board at any time.

As of September 30, 2018, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements in the amount of $392,997, $128,041 and $129,738 from the Small-Cap Equity Fund, Small-Cap Growth Fund and Mid-Cap Value Fund, respectively, no later than September 30, 2021.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Funds with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the period ended September 30, 2018, fees incurred for administration, fund accounting, transfer agent and compliance services, and the amounts due to the Administrator at September 30, 2018 were as follows:

	Small-Cap Equity Fund	Small-Cap Growth Fund	Mid-Cap Value Fund
Administration	$293,352	$16,876	$16,876
Fund Accounting	99,055	11,596	11,596
Transfer Agent	60,994	19,489	19,489
Payable to Administrator	51,292	5,146	5,146

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“1940 Act”) of the Trust, each receives an annual retainer of $500 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at Board meetings. Prior to July 1, 2018, each Trustee received $20,000 annual compensation from the Trust. Prior to January 1, 2018, each

Fuller & Thaler Funds
Notes to the Financial Statements (continued)

September 30, 2018

Trustee received $15,000 annual compensation from the Trust, each Committee Chairperson received an additional annual compensation of $1,000 from the Trust, and Independent Trustees also received $1,000 for attending each special in-person meeting and up to $1,000 for attending special telephonic meetings, depending on the length of the telephonic meeting.

The officers and one Trustee of the Trust are employees of the Administrator. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Funds’ shares. Both the Administrator and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of each Fund’s Investor Shares in connection with the promotion and distribution of each Fund’s Investor Shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Investor Shares shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Funds or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of whether 12b-1 Expenses are actually incurred. Accordingly, the 12b-1 Expenses of the Investor Shares of each Fund may be less than fees paid out by the class under the Plan. For the period ended September 30, 2018, Investor Shares 12b-1 expenses incurred by the Small-Cap Equity Fund, Small-Cap Growth Fund and Mid-Cap Value Fund were $284,778, $199 and $257, respectively. At September 30, 2018, the Small-Cap Equity Fund, Small-Cap Growth Fund and Mid-Cap Value Fund owed the Distributor $74,855, $127 and $159 respectively, for Investor Shares 12b-1 expenses.

The Funds have adopted an Administrative Services Plan (the “Services Plan”) for Investor Shares and Institutional Shares of each Fund. The Services Plan allows the Funds to pay financial intermediaries that provide services relating to Investor Shares and Institutional Shares. The Services Plan permits payments for the provision of certain administrative, record keeping and other services to Investor Shares and Institutional Shares shareholders. The Services Plan permits the Funds to make service fee payments at an annual rate of up to 0.20% of the Funds’ average daily net assets attributable to its Investor Shares or Institutional Shares.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2018, purchases and sales of investment securities, other than short-term investments were as follows:

	Purchases	Sales
Small-Cap Equity Fund	$976,559,557	$211,859,146
Small-Cap Growth Fund	14,443,204	4,241,304
Mid-Cap Value Fund	12,822,438	26,418

There were no purchases or sales of long-term U.S. government obligations during the period ended September 30, 2018.

Fuller & Thaler Funds
Notes to the Financial Statements (continued)

September 30, 2018

NOTE 6. FEDERAL TAX INFORMATION

As of September 30, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Small-Cap Equity Fund	$1,028,154,989	$111,082,004	$(25,500,108)	$85,581,896
Small-Cap Growth Fund	10,741,303	2,145,899	(167,755)	1,978,144
Mid-Cap Value Fund	13,031,217	578,396	(325,567)	252,829

The tax character of distributions paid during the fiscal year ended September 30, 2018 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Small-Cap Equity Fund	$783,264	$—	$783,264

The tax character of distributions paid during the fiscal year ended September 30, 2017 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Small-Cap Equity Fund	$128,624	$—	$128,624

At September 30, 2018, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
Small-Cap Equity Fund	$3,363,072	$—	$(4,936,397)	$85,581,896	$84,008,571
Small-Cap Growth Fund	—	—	(257,625)	1,978,144	1,720,519
Mid-Cap Value Fund	45,243	5,377	—	252,829	303,449

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of wash losses.

As of September 30, 2018, the Small-Cap Equity Fund and the Small-Cap Growth Fund had available for tax purposes an unused capital loss carryforward of $4,936,397 and $226,497, respectively, of short-term capital losses with no expiration, which is available to offset against future taxable net capital gains. To the extent that this carryforward is used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

Under current tax law, net investment losses after December 31 after and capital losses realized after October 31 of the Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Small-Cap Growth Fund had a Qualified Late Year Ordinary Loss in the amount of $31,128.

Fuller & Thaler Funds
Notes to the Financial Statements (continued)

September 30, 2018

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2018, Small-Cap Growth Fund had 26.1% of the value of its net assets invested in stocks within the Health Care sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions from September 30, 2018 through the date these financial statements were issued that would merit recognition or disclosure in the financial statements. There were no subsequent events to report that would have a material impact in the Funds’ financial statements.

NOTE 10. SHAREHOLDER MEETING RESULTS (Unaudited)

On June 19, 2018, a special meeting of shareholders of the Trust was held for the purpose of voting on the election of four Trustees to serve on the Board of Trustees. Below are the voting results from the special meeting.

	For	Withhold	% of Total Voted in Favor
John C. Davis	35,759,555	385,270	98.93%
Janet S. Meeks	35,772,739	372,086	98.97%
Lori A. Kaiser	35,775,501	369,324	98.98%
Robert G. Dorsey	35,597,330	547,495	98.49%

The shareholders voted in favor of the proposal to approve four Trustees to serve on the Board of Trustees. Mr. Davis, Ms. Meeks and Ms. Kaiser were each elected as Independent Trustees and began their service to the Trust effective July 1, 2018. Mr. Dorsey was elected as Interested Trustee at the meeting.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, and Fuller & Thaler Behavioral Mid-Cap Value Fund and the Board of Trustees of Capitol Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Fuller & Thaler Behavioral Small-Cap Equity Fund, Fuller & Thaler Behavioral Small-Cap Growth Fund, and Fuller & Thaler Behavioral Mid-Cap Value Fund (collectively referred to as the “Funds”) (three of the funds constituting Capitol Series Trust (the “Trust”)), including the schedules of investments, as of September 30, 2018, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting Capitol Series Trust) at September 30, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Capitol Series Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Fuller & Thaler Behavioral Small-Cap Equity Fund	For the year ended September 30, 2018	For each of the two years in the period ended September 30, 2018	For each of the two years in the period ended September 30, 2018
Fuller & Thaler Behavioral Small-Cap Growth Fund Fuller & Thaler Behavioral Mid-Cap Value Fund	For the period from December 21, 2017 (commencement of operations) through September 30, 2018

The financial highlights of Fuller & Thaler Behavioral Small-Cap Equity Fund for each of the two years in the period ended November 30, 2014, for the period December 1, 2014 to September 30, 2015, and for the year ended September 30, 2016 were audited by other auditors whose report dated November 29, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Report of Independent Registered Public Accounting Firm (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Capitol Series Trust investment companies since 2017.

Grandview Heights, Ohio
November 27, 2018

Summary of Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 through September 30, 2018.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Summary of Fund Expenses (Unaudited) (continued)

		Beginning Account Value, April 1, 2018	Ending Account Value, September 30, 2018	Expenses Paid During Period(a)	Annualized Expense Ratio
Small-Cap Equity Fund
R6 Shares	Actual	$ 1,000.00	$ 1,103.50	$ 3.98	0.76%

	Hypothetical(b)	$ 1,000.00	$ 1,021.28	$ 3.83	0.76%

Investor Shares	Actual	$ 1,000.00	$ 1,101.50	$ 5.90	1.12%

	Hypothetical(b)	$ 1,000.00	$ 1,019.45	$ 5.67	1.12%

Institutional Shares	Actual	$ 1,000.00	$ 1,103.00	$ 4.42	0.84%

	Hypothetical(b)	$ 1,000.00	$ 1,020.87	$ 4.24	0.84%

Small-Cap Growth Fund
R6 Shares	Actual	$ 1,000.00	$ 1,319.10	$ 5.23	0.90%

	Hypothetical(b)	$ 1,000.00	$ 1,020.44	$ 4.53	0.90%

Investor Shares	Actual	$ 1,000.00	$ 1,317.00	$ 7.20	1.24%

	Hypothetical(b)	$ 1,000.00	$ 1,018.75	$ 6.24	1.24%

Institutional Shares	Actual	$ 1,000.00	$ 1,318.80	$ 5.76	0.99%

	Hypothetical(b)	$ 1,000.00	$ 1,019.99	$ 4.99	0.99%

Mid-Cap Value Fund
R6 Shares	Actual	$ 1,000.00	$ 1,060.30	$ 4.13	0.80%

	Hypothetical(b)	$ 1,000.00	$ 1,020.94	$ 4.03	0.80%

Investor Shares	Actual	$ 1,000.00	$ 1,058.30	$ 5.88	1.14%

	Hypothetical(b)	$ 1,000.00	$ 1,019.25	$ 5.74	1.14%

Institutional Shares	Actual	$ 1,000.00	$ 1,059.80	$ 4.60	0.89%

	Hypothetical(b)	$ 1,000.00	$ 1,020.49	$ 4.48	0.89%

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

Trustees and Officers (Unaudited)

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairman of the Board is Walter B. Grimm, who is an Independent Trustee of the Trust.

Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78, death, resignation or removal. Officers are re-elected annually by the Board. The address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

As of the date of this report, the Trustees oversee the operations of 10 series.

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Age: 61 TRUSTEE Began Serving: March 2017

Principal Occupation(s): Managing Director and Co-Chief Executive Officer of Ultimus Fund Solutions, LLC and its subsidiaries, except as otherwise noted for the FINRA-regulated broker-dealer entities (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): President of Ultimus Fund Distributors, LLC (1999 to 2018); President of Ultimus Managers Trust (February 2012 to October 2013).

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
John C. Davis Age: 66 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Consultant (government services) since May 2011. Consultant, Board of Trustees of Ultimus Managers Trust (since 2016).

Previous Position(s): Retired Partner of PricewaterhouseCoopers LLP (1974-2010); Former Trustee of Ultimus Managers Trust (2012-2016).

Walter B. Grimm Age: 73 TRUSTEE AND CHAIR Began Serving: November 2013

Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); and President, Leigh Investments, Inc. (1988 to present); Board member, Boys & Girls Club of Coachella Valley (April 2018 to present); Board member, Axxia Pharmaceutical (January 2015 to present).

Previous Position(s): Chief Financial Officer, East West Private, LLC (consulting firm) (2009 to 2013).

Trustees and Officers (Unaudited) (continued)

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Lori Kaiser Age: 55 TRUSTEE Began Serving: July 2018	Principal Occupations(s): Founder and CEO, Kaiser Consulting since 1992.
Janet Smith Meeks Age: 63 TRUSTEE Began Serving: July 2018

Principal Occupations(s): Co-Founder and CEO, Healthcare Alignment Advisors, LLC (consulting company) since August 2015.

Previous Position(s): President and Chief Operating Officer, Mount Carmel St. Ann’s Hospital (2004-2015).

Mary M. Morrow Age: 60 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Chief Operating Officer, Dignity Health Managed Services Organization (October 2018 to present).

Previous Position(s): Independent Consultant (managed care services (April 2018 to October 2018); Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to April 2018); Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

Trustees and Officers (Unaudited) (continued)

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Miller Age: 42 PRESIDENT AND CHIEF EXECUTIVE OFFICER Began Serving: September 2013 (as VP); September 2018 (as President)

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Vice President, Capitol Series Trust (September 2013 to March 2017); Chief Executive Officer and President, Capitol Series Trust (March 2017 to March 2018); Secretary, Capitol Series Trust (March 2018 to September 2018); Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 38 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (January 2011 to December 2015); and Assistant Treasurer, Unified Series Trust (2011 to August 2014).

Brandon Kipp Age: 35 CHIEF COMPLIANCE OFFICER Began Serving: October 2017

Principal Occupation(s): Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (since July 2017) and Chief Compliance Officer, Valued Advisers Trust (since October 2017).

Previous Position(s): Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

Trustees and Officers (Unaudited) (continued)

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew J. Beck Age: 30 SECRETARY Began Serving: September 2018

Principal Occupation(s): Senior Attorney, Ultimus Fund Solutions, LLC (since May 2018) and Secretary, Ultimus Managers Trust (since July 2018).

Previous Position(s): Chief Compliance Officer, OBP Capital, LLC (May 2015 to May 2018); Secretary, Aspiration Funds (March 2015 to May 2018); Secretary, Starboard Investment Trust (September 2014 to May 2018); Secretary, Leeward Investment Trust (September 2014 to May 2018); Secretary, Hillman Capital Management Investment Trust (September 2014 to May 2018); Secretary, Spinnaker ETF Series (September 2014 to May 2018); Vice President and General Counsel, The Nottingham Company (July 2014 to May 2018).

Stephen L. Preston Age: 52 ANTI-MONEY LAUNDERING OFFICER Began Serving: December 2016	Principal Occupation(s): Chief Compliance Officer, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC from June 2011 to present.

Other Information (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 912-4562 to request a copy of the SAI or to make shareholder inquiries.

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Small-Cap Equity Fund designates 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Small-Cap Equity Fund’s calendar year 2018 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

FACTS	WHAT DOES CAPITOL SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ account transactions, transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Capitol Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Capitol Series Trust share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	Yes
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call 1-888-912-4562

Who we are
Who is providing this notice?	Capitol Series Trust
What we do
How does Capitol Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Capitol Series Trust collect my personal information?

We collect your personal information, for example, when you

■ open an account or deposit money

■ buy securities from us or sell securities to us

■ make deposits or withdrawals from your account provide account information

■ give us your account information

■ make a wire transfer

■ tell us who receives the money

■ tell us where to send the money

■ show your government-issued ID

■ show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes — information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■ Capitol Series Trust does not share your personal information with nonaffiliates so they can market to you.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

■ Capitol Series Trust doesn’t jointly market financial products or services to you.

This page is intentionally left blank.

Proxy Voting (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (888) 912-4562 and (2) from Funds documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

John C. Davis

Robert G. Dorsey

Lori Kaiser

Janet Smith Meeks

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Brandon R. Kipp, Chief Compliance Officer

INVESTMENT ADVISER

Fuller & Thaler Asset Management, Inc.

411 Borel Avenue, Suite 300

San Mateo, CA 94402

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

800 Yard Street, Suite 200

Grandview Heights, OH 43212

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)   The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)   The audit committee financial expert is John C. Davis, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fuller & Thaler Behavioral Small-Cap Equity Fund	FY 2018	$15,500
	FY 2017	$15,500
Fuller & Thaler Behavioral Small-Cap Growth Fund	FY 2018	$15,500
Fuller & Thaler Behavioral Mid-Cap Value Fund	FY 2018	$15,500

(b) Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fuller & Thaler Behavioral Small-Cap Equity Fund	FY 2018	$0
	FY 2017	$0
Fuller & Thaler Behavioral Small-Cap Growth Fund	FY 2018	$0
Fuller & Thaler Behavioral Mid-Cap Value Fund	FY 2018	$0

c) Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fuller & Thaler Behavioral Small-Cap Equity Fund	FY 2018	$5,000
	FY 2017	$5,000
Fuller & Thaler Behavioral Small-Cap Growth Fund	FY 2018	$5,000
Fuller & Thaler Behavioral Mid-Cap Value Fund	FY 2018	$5,000

Nature of the fees:	Preparation of the 1120 RIC and Excise review

(d) All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fuller & Thaler Behavioral Small-Cap Equity Fund	FY 2018	$0
	FY 2017	$0
Fuller & Thaler Behavioral Small-Cap Growth Fund	FY 2018	$0
Fuller & Thaler Behavioral Mid-Cap Value Fund	FY 2018	$0

(e)	(1) Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2) All of the services described in paragraphs (b) through (d) of Item 4 were pre-approved by the Audit Committee.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2018	$15,000	$0
FY 2017	$5,000	$0

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) Code is filed herewith.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)		/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	11/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	11/27/18

By (Signature and Title)		/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	11/27/18